RELATED PARTY TRANSACTIONS (Schedule of Significant Assumptions Used to Measure Fair Value of Warrants) (Details) (USD $)	Oct. 29, 2013
RELATED PARTY TRANSACTIONS [Abstract]
Exercise price	$ 3.30